Related Party and Party-In Interest Transactions (Details) - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Nonconsolidated, Master Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Interest income on investment	$ 652
CSX Common Stock | EBP, Nonconsolidated, Master Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income on investment	13,200
CSX Common Stock | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income on investment	$ 8,700